Document and Entity Information	Oct. 05, 2026
Document And Entity Information [Line Items]
Entity Registrant Name	ALAUNOS THERAPEUTICS, INC.
Amendment Flag	false
Entity Central Index Key	0001107421
Document Type	8-K
Document Period End Date	Oct. 05, 2026
Entity Incorporation State Country Code	DE
Entity File Number	001-33038
Entity Tax Identification Number	84-1475642
Entity Address Address Line 1	501 E. Las Olas Blvd
Entity Address Address Line 2	Suite 300
Entity Address City Or Town	Fort Lauderdale
Entity Address State Or Province	FL
Entity Address Postal Zip Code	33301
City Area Code	346
Local Phone Number	355-4099
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock
Trading Symbol	TCRT
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false